Disaggregation of Revenue by Geographical Markets (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Disaggregation of Revenue [Line Items]
Revenues	$ 15,303	$ 14,307	$ 15,228	$ 14,548	$ 15,351	$ 12,779	$ 14,238	$ 13,336	$ 14,784	$ 59,434	$ 55,137	$ 55,632
United States and Canada
Disaggregation of Revenue [Line Items]
Revenues	11,929									45,038	41,881	42,616
Europe
Disaggregation of Revenue [Line Items]
Revenues	1,795									7,026	6,541	6,714
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	1,029									5,531	5,075	4,582
Latin America
Disaggregation of Revenue [Line Items]
Revenues	550
Media Networks
Disaggregation of Revenue [Line Items]
Revenues	5,921				5,555					21,922	21,299	21,326
Media Networks | United States and Canada
Disaggregation of Revenue [Line Items]
Revenues	5,509
Media Networks | Europe
Disaggregation of Revenue [Line Items]
Revenues	152
Media Networks | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	79
Media Networks | Latin America
Disaggregation of Revenue [Line Items]
Revenues	181
Parks, Experiences and Products
Disaggregation of Revenue [Line Items]
Revenues	6,824				6,527
Parks, Experiences and Products | United States and Canada
Disaggregation of Revenue [Line Items]
Revenues	5,142
Parks, Experiences and Products | Europe
Disaggregation of Revenue [Line Items]
Revenues	1,065
Parks, Experiences and Products | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	551
Parks, Experiences and Products | Latin America
Disaggregation of Revenue [Line Items]
Revenues	66
Studio Entertainment
Disaggregation of Revenue [Line Items]
Revenues	1,824				2,509					10,065	8,352	9,369
Studio Entertainment | United States and Canada
Disaggregation of Revenue [Line Items]
Revenues	1,038
Studio Entertainment | Europe
Disaggregation of Revenue [Line Items]
Revenues	413
Studio Entertainment | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	286
Studio Entertainment | Latin America
Disaggregation of Revenue [Line Items]
Revenues	87
Direct-to-Consumer & International
Disaggregation of Revenue [Line Items]
Revenues	918				931					3,414	3,075	3,306
Direct-to-Consumer & International | United States and Canada
Disaggregation of Revenue [Line Items]
Revenues	404
Direct-to-Consumer & International | Europe
Disaggregation of Revenue [Line Items]
Revenues	180
Direct-to-Consumer & International | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	118
Direct-to-Consumer & International | Latin America
Disaggregation of Revenue [Line Items]
Revenues	216
Eliminations
Disaggregation of Revenue [Line Items]
Revenues	(184)				$ (171)					$ (668)	$ (613)	$ (627)
Eliminations | United States and Canada
Disaggregation of Revenue [Line Items]
Revenues	(164)
Eliminations | Europe
Disaggregation of Revenue [Line Items]
Revenues	(15)
Eliminations | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	(5)
Eliminations | Latin America
Disaggregation of Revenue [Line Items]
Revenues	$ 0